Property, Plant and Equipment - Summary of Capitalised Exploration Drilling Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Capitalized Expenditures On Mining Interests To Expenditures On Mining Interests [Abstract]
Beginning balance	$ 6,981	[1]	$ 7,910		$ 7,835
Additions pending determination of proved reserves	2,588		1,708		1,762
Amounts charged to expense	(449)		(897)		(834)
Reclassifications to productive wells on determination of proved reserves	(2,461)		(1,894)	[1]	(1,187)
Other movements	(30)		154		334
Ending balance	$ 6,629		$ 6,981	[1]	$ 7,910

[1]	[A] $912 million of capitalised exploration drilling costs has been reclassified from Exploration and evaluation to Production